Summary of Significant Accounting Policies (Details)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Summary of significant accounting policies
Annual price variation	116.00%	64.00%	50.00%
Percentage of cumulative	431.00%